Assets Under Development - Commitments (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Extractive Industries [Abstract]
2020	$ 134,781
2021	213,613
2022	319,235
2023	201,104
2024	61,757
Total	$ 930,490